UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09635
Exact name of registrant as specified in charter:	Valgro Funds, Inc.
Address of principal executive offices:	377 Warren Drive
San Francisco, CA 94131-1033
Name and address of agent for service:	Robert Allen Rintel
377 Warren Drive
San Francisco, CA 94131-1033
Registrant's telephone number, including area code:	(415) 665-5520
Date of fiscal year end:	10/31
Date of reporting period:	11/1/02-4/30/03

N-CSR Contents

  Title Page
  Semiannual Report
  Code of Ethics
  Audit Committee Financial Expert
  Principal Accountant Fees and Services
  Audit Committee
  Controls and Procedures
  Exhibits
  Signatures

Valgro® Fund
Nasdaq ticker symbol: VGROX
Semiannual Report
April 30, 2003

This report is not a prospectus. It is intended for current shareholders of the Fund, and it is not to be distributed to prospective shareholders without a prospectus. A separate publication called the SAI (Statement of Additional Information) contains additional information about the Fund and its directors, including the Fund's policies on voting proxies on its securities.

The prospectus, the SAI, and the most recent annual & semiannual reports can be viewed on our web site at valgro.com and on the SEC web site at http://www.sec.gov. To get a free paper copy of any of these, to request other information about the Fund, or to make shareholder inquiries, please visit our web site at valgro.com, e-mail admin@valgro.com, or call us collect at (415) 665-5520.

Valgro is a registered service mark of Valgro Investments, Inc.

Contents

  Top
  Performance
  Investments
    Investment Securities
    Options Written
  Financial Statements
    Statement of Assets and Liabilities
    Statement of Operations
    Statement of Changes in Net Assets
    Financial Highlights
    Notes to Financial Statements
  Management
  Proxy Voting Results

Performance

$10,000 Over Life of Fund

Average Annual Total Returns
Periods ended 4/30/03	1 Year	Life of Fund
Valgro Fund	-20.09%	-26.03%
Nasdaq Composite	-13.26%	-28.72%
S&P 500	-14.86%	-12.53%

The graph shows the Fund's performance from inception (2/9/00) to the close of the first half of its current fiscal year (4/30/03). It shows that $10,000 invested in the Fund at inception would have shrunk to $3,783.19 on 4/30/03, while the same $10,000 in the Nasdaq Composite would have shrunk even more to $3,356.02, or in the S&P 500 would have shrunk to $6,495.15.

The table shows the percentage change that would result each year if the Fund and indices performed at a constant rate throughout the indicated time period. If the performance were really constant, it would appear as a straight line on the graph above (since the graph has a logarithmic vertical scale). Of course, past performance does not predict future performance, and the graph shows how day-to-day performance is anything but constant. Also, the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Since inception, the Fund's performance has been better than that of the Nasdaq, which like the Fund has many technology stocks. It has been worse than the S&P 500, which contains a lower percentage of the volatile technology stocks. Although the numbers show that the Fund underperformed both indices during the past fiscal year, the Fund actually outperformed both indices during the past fiscal half-year. From 10/31/02 to 4/30/02, the Fund has risen 11.0%, while the Nasdaq rose only 10.1% and the S&P 500 rose a paltry 3.5%. So we're catching up, and we intend to do even better as we start to implement the new trading strategies allowed by our 1/7/03 prospectus which only just became effective 2/13/03.

S&P 500® is a registered service mark of The McGraw-Hill Companies, Inc. It refers to the Standard & Poor's 500SM Index (symbol SPX), an index of common stocks weighted by market capitalization. The Nasdaq Composite (symbol IXIC) is also an index of common stocks weighted by market capitalization.

Investments

Valgro Fund
SCHEDULE OF INVESTMENT SECURITIES
April 30, 2003 (Unaudited)
(all percentages relative to total value of investment securities)
	Shares	Value
COMPUTER-RELATED INDUSTRIES: 27.7%
Computer Software: 9.4%
Adobe Systems Inc.	1,507	$52,036.71
Red Hat, Inc.	9,025	54,150.00
Internet: 14.0%
Amazon.com Inc.	1,700	48,773.00
DoubleClick Inc.	6,480	55,728.00
Yahoo! Inc.	2,175	53,874.75
Computer Manufacturing: 4.3%
Dell Computer Corporation	1700	49,266.00
TOTAL COMPUTER-RELATED INDUSTRIES:		313,828.46
BIOTECH INDUSTRIES: 26.3%
Pharmaceuticals: 23.3%
Amgen Inc.	870	53,331.00
Chiron Corp.	1,320	53,895.60
ImClone Systems Incorporated	3,000	54,840.00
Gilead Sciences, Inc.	1,140	52,599.60
Cephalon, Inc.	1,200	48,948.00
Research Materials: 3.0%
Affymetrix, Inc.	1,870	34,557.60
TOTAL BIOTECH INDUSTRIES:		298,171.80
EXCHANGE-TRADED INDEX FUNDS: 46.0%
Nasdaq 100 Trust	19,000	521,550.00
TOTAL EXCHANGE-TRADED INDEX FUNDS:		521,550.00
TOTAL INVESTMENT SECURITIES: 100.0% (cost $1,009,782.57)		$1,133,550.26
		____________

The accompanying notes are an integral part of this financial statement.

Valgro Fund
SCHEDULE OF OPTIONS WRITTEN
April 30, 2003 (Unaudited)
Stock	Expiration/Exercise Option	On Shares	Value
Adobe Systems Inc.	July/40 call	1,500	$1,275.00
Amazon.com Inc.	July/35 call	1,700	680.00
Amgen Inc.	July/70 call	800	560.00
Chiron Corp.	July/45 call	1,300	845.00
Total (premiums received $3,645.31)			$3,360.00
			____________

The stock shares above, valued at $202,687.00, were pledged by the custodian as collateral for the options above.

The accompanying notes are an integral part of this financial statement.

Financial Statements

Valgro Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)
Assets:
Investment securities, at fair value (cost $1,009,782.57)	$1,133,550.26
Cash	27,872.58
Other assets	5,335.70
Total assets	1,166,758.54
Liabilities:
Options written, at fair value (premiums received $3,645.31)	3,360.00
Accrued liabilities	5,292.47
Total liabilities	8,652.47
Net Assets	$1,158,106.07
____________
Net Assets consists of:
Paid-in capital	$2,443,467.33
Undistributed net investment income (loss)	(69,853.61)
Undistributed net realized gain (loss)	(1,339,560.65)
Net unrealized appreciation (depreciation)	124,053.00
Net Assets (for 338,947.526 shares outstanding)	$1,158,106.07
____________

Net Asset Value per share	$3.42
____________

The accompanying notes are an integral part of this financial statement.

Valgro Fund
STATEMENT OF OPERATIONS
11/1/02 - 4/30/03 (Unaudited)
Income:
Dividends	$601.80
Interest	116.88
Total income	718.68
Expenses:
Management fee	4,401.71
Accrued audit fees	3,571.95
Custodian fee	1,308.51
Insurance	1,122.19
Franchise taxes	390.43
Transfer agent fee	260.00
Registration fees	120.42
Miscellaneous	1,633.37
Total expenses	12,808.58
Net investment income (loss)	(12,089.90)
Net realized gain (loss) on:
investment securities	(35,933.56)
options written	0.00
foreign currency transactions	30.88
Change in unrealized appreciation on:
investment securitiess	149,564.17
options written	285.31
assets & liabilities in foreign currencies	(0.60)
Net gain (loss)	113,946.20
Net increase (decrease) in net assets resulting from operations	$101,856.30
____________

The accompanying notes are an integral part of this financial statement.

Valgro Fund
STATEMENTS OF CHANGES IN NET ASSETS
	11/1/02- 4/30/03 (Unaudited)	11/1/01- 10/31/02
Operations:
Net investment income (loss)	$(12,089.90)	$(19,199.00)
Net realized gain (loss)	(35,902.68)	(913,987.91)
Change in unrealized appreciation (depreciation)	149,848.88	572,890.34
Net increase (decrease) in net assets resulting from operations	101,856.30	(360,296.57)

Distributions to shareholders:
from net investment income	0.00	0.00
from net realized gain	0.00	0.00
Capital share transactions	150,000.00	327,000.00
Total increase (decrease) in net assets	251856.30	(33,296.57)
Net assets:
Beginning of period	906,249.77	939,546.34
End of period (including undistributed net investment loss of $69,853.61 and $57,763.71, respectively)	$1,158,106.07	$906,249.77
	____________	____________

The accompanying notes are an integral part of these financial statements.

Valgro Fund
FINANCIAL HIGHLIGHTS
	11/1/02- 4/30/03 (Unaudited)	11/1/01- 10/31/02	11/1/00- 10/31/01	2/9/00- 10/31/00
Selected per-share data:
Net asset value, beginning of period	$3.08	$4.19	$7.01	$9.04
Income from investment operations:
Net investment income (loss)	(0.01)	(0.02)	(0.05)	0.83
Net realized and unrealized gain (loss)	0.35	(1.09)	(2.77)	(2.86)
Total from investment operations	0.34	(1.11)	(2.82)	(2.03)
Less distributions:
from net investment income	0.00	0.00	0.00	0.00
from net realized gain	0.00	0.00	0.00	0.00
Total distributions	0.00	0.00	0.00	0.00
Net asset value, end of period	$3.42	$3.08	$4.19	$7.01
	_______	_______	_______	_______

Total return (not annualized):	11.04%	(26.49)%	(40.23)%	(22.46)%

Ratios (not annualized) and supplemental data:
Net assets, end of period (in thousands)	$1,158	$906	$940	$1,447
Ratio of expenses to average net assets	1.29%	2.03%	1.85%	1.51%
Ratio of net investment income to average net assets	(1.22)%	(1.81)%	(1.13)%	(0.99)%
Portfolio turnover rate	248.16%	274.07%	84.57%	28.82%

The accompanying notes are an integral part of these financial statements.

Valgro Fund
NOTES TO FINANCIAL STATEMENTS
For the Period Ended 4/30/03 (Unaudited)

NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

"Valgro Fund" and "the Fund" refer to Valgro Funds, Inc. The Fund is an Illinois corporation registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

Use of Estimates

The preparation of these financial statements, in conformity with accounting principles generally accepted in the United States of America, may require management to make estimates and assumptions that affect the reported amounts of assets, liablities, and related disclosures. Actual results may differ from these estimates.

Investment Adviser

The management fee and transfer agent fee are paid to Valgro Investments, Inc. As the Fund's Investment Adviser, it provides investment management and advisory services to the Fund. For this service, it receives a fee computed daily at a rate of 1/250 of 0.9% of net assets before its fee. And as the Fund's Transfer Agent, it issues and redeems shares in the Fund and distributes the Fund's dividends. For this service, it receives a fee of $100 per month.

Security Valuation

Investments in securities are stated at the official closing prices during regular-hours trading on the principal U.S. exchange or U.S. market where they are traded, or the average of the closing bid & ask prices when no trades occurred.

Federal income taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders

Dividends to shareholders are recorded on the ex-dividend date. There were none during this period.

Other

The Fund follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, or on the date the dividend is made known, whichever comes first. Interest income is recognized on an accrual basis when material.

NOTE 2: BORROWING ABILITY

The Fund's policies permit borrowing on margin for the short-term clearance of transactions, in accordance with 15 USC 80a-12(a)(1). As of April 30, 2003, the Fund had no borrowing arrangements in place. The Fund had no borrowings during the period covered by the Statement of Operations. No compensating balances are required.

NOTE 3: CAPITAL SHARE TRANSACTIONS

On April 30, 2003, there were 1 quadrillion (1015) shares of common stock authorized, without par value.

Transactions in capital stock were as follows:

	11/1/02-4/30/03 (Unaudited)		11/1/01-10/31/02
	Shares	Amount	Shares	Amount
Shares sold	46,706.262	$158,377.00	21,041.847	$128,122.76
Shares issued in reinvestment of dividends	-	-	-	-
Less shares redeemed	2,458.474	8,377.00	3,335.463	18,773.27
Net increase	44,247.788	$150,000.00	17,706.384	$109,349.49

NOTE 4: INVESTMENT TRANSACTIONS

Investment transactions involved gross purchases of $2,464,287.32 and gross sales of $2,323,071.15.

NOTE 5: FOREIGN CURRENCY

Amounts denominated in or expected to settle in foreign currencies are translated into United States dollars. The conversion rates for any given day are the foreign exchange rates reported by The Wall Street Journal for that day's close of trading. The market values of assets and liabilities are translated at the rates on April 30, 2003. Income, expenses, and other transactions are translated at the rates on the transaction date.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the reporting period, resulting from changes in the exchange rate.

Management

Directors and Officers:
Name, Age, and Business Address	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Interested:
Robert Allen Rintel, 38, 377 Warren Dr. San Francisco, CA 94131-1033	Chairman and sole officer of Fund and of its Adviser	1-year terms; served since '99	independent investor & software developer, '96-'99; Chairman & President, this Fund & its Adviser, '99-	1	0
Independent:
F. Joseph Moretti, 74, 377 Warren Dr. San Francisco, CA 94131-1033	Member of Fund Board of Directors	1-year terms; served since '99	Malawi Project Director, Jesuit Refugee Service, '94-'99; independent software developer, '99-	1	0

Proxy Voting Results

The annual meeting of the Fund's shareholders was held on April 17, 2003. Shareholders voted the number of shares they held of record on February 28, 2003, when there were 294,699.738 shares outstanding.

Proposal 1 was the election of directors. As shown below, all directors were re-elected. Proposal 2 was the approval of Grant Thornton LLP continuing as the Fund's auditor. Proposal 3 was the approval of a revised advisory contract requiring 60 days' notice for termination and binding the adviser by both the Fund's and adviser's codes of ethics. As shown below, all proposals were approved.

Count of Shares Voted
Proposal	For	Against	Abstain	% For
director: Robert A. Rintel	278,740.395	0.000	0.000	100%
director: F. Joseph Moretti	278,740.395	0.000	0.000	100%
auditor: Grant Thornton LLP	278,740.395	0.000	0.000	100%
revised advisory contract	278,740.395	0.000	0.000	100%

Ethics

The Fund's code of ethics in the Exhibits section complies with the definition in Item 2(b) of form N-CSR and applies to the people listed in Item 2(a) of that form.

Audit Committee Financial Expert

The Fund does not have an audit committee financial expert serving on its audit committee. Unlike companies that make goods and sell them in different places, the Fund's finances are very straightforward and based on nationally quoted security prices. Our auditor Grant Thornton LLP is a major worldwide auditing firm, and they have never found any problems at all with our accounting. Plus, the San Francisco district office of the SEC conducted an examination of us, and they found no problems with our financial statements.

Besides, an expert serving on the board would demand compensation of at least $20,000 per year, plus Directors and Officers Liability which would cost another $20,000 per year at the Fund's current asset level and would cost $30,000 if the Fund grew a little. At the current asset level, that would cause shareholders to lose up to 5% of their investment each year just standing still. That's hardly in the best interest of shareholders, especially when no such expertise is required.

Principal Accountant Fees and Services

The Fund has no pre-approval policies for auditor services. There were no non-audit fees billed to the Fund, its investment adviser, or any affiliates, in the Fund's last 2 fiscal years.

Fees Billed by Grant Thornton LLP:
	11/1/01- 10/31/02	11/1/00- 10/31/01
Audit Fees	$7,000.00	$6,840.00
Audit-Related Fees	0.00	0.00
Tax Fees	0.00	0.00
All Other Fees	0.00	0.00

Audit Committee

The board has an audit committee consisting of its independent director.

Controls and Procedures

Robert Rintel, the Fund's President and Chief Financial Officer, has concluded that the Fund's disclosure controls and procedures are effective. They were not changed subsequent to their evaluation.

Exhibits

  Code of Ethics: filed with 6/16/03 485BPOS and incorporated by reference
  Section-302 Certifications: document attached
  Section-906 Certifications: document attached

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valgro Funds, Inc.
By Robert Rintel, President
Date: June 16, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Robert Rintel, President & Chief Financial Officer
Date: June 16, 2003